Derivatives and Hedging Activities (Q2) (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($) Debt_Instrument	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) Debt_Instrument	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) Debt_Instrument	Dec. 31, 2017 USD ($) Debt_Instrument	Dec. 31, 2016 USD ($)	Nov. 16, 2018 USD ($) Debt_Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (loss) gain recognized in OCI on derivatives	$ (22,348)	$ 5,608	$ (35,205)	$ 19,047	$ (895)	$ 2,770	$ 6,979
Amount of (gain) loss reclassified from AOCI into interest expense	(1,297)	$ (753)	(2,801)	$ (704)	(3,261)	$ 1,810	$ 3,586
Contingent credit-risk-related derivative liabilities, fair value	$ 21,000		21,000		3,600
Interest Rate Swap | Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instruments, gain (loss) reclassification from AOCI to income, estimated net amount to be transferred			$ 3,500		$ 6,200
Derivative, count | Debt_Instrument	11		11		12	6		1
Derivative, notional amount	$ 1,587,000		$ 1,587,000		$ 1,687,000	$ 992,000		$ 125,000
Interest Rate Swap | Designated as Hedging Instrument | Minimum
Derivative Instruments, Gain (Loss) [Line Items]
Fixed LIBOR	0.70%		0.70%		0.70%	1.20%
Interest Rate Swap | Designated as Hedging Instrument | Maximum
Derivative Instruments, Gain (Loss) [Line Items]
Fixed LIBOR	2.90%		2.90%		2.90%	1.50%